Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions (Summary of Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2019	Mar. 31, 2019
Offsetting [Abstract]
Derivative assets, Gross amounts of recognized assets/liabilities		¥ 14,975,000	¥ 13,205,000
Derivative assets, Gross amounts offset in the condensed consolidated balance sheet
Derivative assets, Net amounts presented in the condensed consolidated balance sheet	[1],[2],[3]	14,975,000	13,205,000
Derivative assets, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		(11,956,000)	(10,752,000)
Derivative assets, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged		(726,000)	(590,000)
Derivative assets, Net amounts		2,293,000	1,863,000
Receivables under resale agreements, Gross amounts of recognized assets/liabilities		18,104,000	13,885,000
Receivables under resale agreements, Gross amounts offset in the condensed consolidated balance sheet		(1,857,000)	(2,910,000)
Receivables under resale agreements, Net amounts presented in the condensed consolidated balance sheet		16,247,000	10,975,000
Receivables under resale agreements, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		(15,349,000)	(9,793,000)
Receivables under resale agreements, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged		(23,000)	(20,000)
Receivables under resale agreements, Net amounts		875,000	1,162,000
Receivables under securities borrowing transactions, Gross amounts of recognized assets/liabilities		2,874,000	2,759,000
Receivables under securities borrowing transactions, Gross amounts offset in the condensed consolidated balance sheet
Receivables under securities borrowing transactions, Net amounts presented in the condensed consolidated balance sheet		2,873,750	2,758,573
Receivables under securities borrowing transactions, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		(2,802,000)	(2,693,000)
Receivables under securities borrowing transactions, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged
Receivables under securities borrowing transactions, Net amounts		72,000	66,000
Financial assets, Gross amounts of recognized assets/liabilities, Total		35,953,000	29,849,000
Financial assets, Gross amounts offset in the condensed consolidated balance sheet, Total		(1,857,000)	(2,910,000)
Financial assets, Net amounts presented in the condensed consolidated balance sheet, Total		34,096,000	26,939,000
Financial assets, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments, Total		(30,107,000)	(23,238,000)
Financial assets, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged, Total		(749,000)	(610,000)
Financial assets, Net amounts, Total		3,240,000	3,091,000
Derivative liabilities, Gross amounts of recognized assets/liabilities		14,182,000	12,710,000
Derivative liabilities, Gross amounts offset in the condensed consolidated balance sheet
Derivative liabilities, Net amounts presented in the condensed consolidated balance sheet	[1],[2],[3]	14,182,000	12,710,000
Derivative liabilities, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		(11,999,000)	(10,671,000)
Derivative liabilities, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged		(1,003,000)	(933,000)
Derivative liabilities, Net amounts		1,180,000	1,106,000
Payables under repurchase agreements, Gross amounts of recognized assets/liabilities		28,468,000	28,125,000
Payables under repurchase agreements, Gross amounts offset in the condensed consolidated balance sheet		(1,852,000)	(2,900,000)
Payables under repurchase agreements, Net amounts presented in the condensed consolidated balance sheet		26,616,000	25,225,000
Payables under repurchase agreements, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		(26,286,000)	(24,930,000)
Payables under repurchase agreements, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged		(13,000)	(15,000)
Payables under repurchase agreements, Net amounts		317,000	280,000
Payables under securities lending transactions, Gross amounts of recognized assets/liabilities		1,111,000	913,000
Payables under securities lending transactions, Gross amounts offset in the condensed consolidated balance sheet
Payables under securities lending transactions, Net amounts presented in the condensed consolidated balance sheet		1,111,362	913,087
Payables under securities lending transactions, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		(1,075,000)	(880,000)
Payables under securities lending transactions, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged
Payables under securities lending transactions, Net amounts		36,000	33,000
Obligations to return securities received as collateral, Gross amounts of recognized assets/liabilities		3,391,000	3,087,000
Obligations to return securities received as collateral, Gross amounts offset in the condensed consolidated balance sheet
Obligations to return securities received as collateral, Net amounts presented in the condensed consolidated balance sheet		3,391,000	3,087,000
Obligations to return securities received as collateral, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		(1,196,000)	(1,244,000)
Obligations to return securities received as collateral, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged
Obligations to return securities received as collateral, Net amounts		2,195,000	1,843,000
Financial liabilities, Gross amounts of recognized assets/liabilities, Total		47,152,000	44,835,000
Financial liabilities, Gross amounts offset in the condensed consolidated balance sheet, Total		(1,852,000)	(2,900,000)
Financial liabilities, Net amounts presented in the condensed consolidated balance sheet, Total		45,300,000	41,935,000
Financial liabilities, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments, Total		(40,556,000)	(37,725,000)
Financial liabilities, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged, Total		(1,016,000)	(948,000)
Financial liabilities, Net amounts, Total		¥ 3,728,000	¥ 3,262,000

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2019.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.